Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 9,721		$ 9,199	$ 8,875
Income tax on unappropriated earnings	43		122	(31)
Income tax adjustments on prior years	(20)		(176)	(128)
Others	4		4	4
Current tax	9,748		9,149	8,720
Deferred tax
Deferred tax expense recognized for the year	28		176	218
Income tax adjustments on prior years	0		8	9
Deferred tax	28		184	227
Income tax recognized in profit or loss	$ 9,776	$ 312	$ 9,333	$ 8,947